CAPITAL LEASES (Notes)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
CAPITAL LEASES

(in thousands of $)	2014	2013
Total obligations under capital leases	150,997	159,008

As of December 31, 2014 and 2013, we operated one vessel under capital lease.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. We novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (“The Methane Princess Lease”).  The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 17.

As of December 31, 2014, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2015	7,579
2016	7,866
2017	8,163
2018	8,489
2019	8,814
2020 and thereafter	163,895
Total minimum lease payments	204,806
Less: Imputed interest	(53,809)
Present value of minimum lease payments	150,997

The Methane Princess Lease liability continues to increase until 2018 and thereafter decreases over the period to 2033, which is the end of the primary term of the lease. The interest element of the lease rentals is accrued at a floating rate based upon British Pound (GBP) LIBOR.

We determined that the entities that owned the vessels were variable interest entities in which we had a variable interest and was the primary beneficiary. Upon the initial transfer of the vessels to the financial institutions, we measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.